Investments (Fair Value of Trading Securities) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading securities	$ 3,446	$ 4,405
Fixed Maturity AFS Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading securities	3,446	4,405
Corporate Bonds [Member] | Fixed Maturity AFS Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading securities	2,196	2,679
U.S. Government Bonds [Member] | Fixed Maturity AFS Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading securities		32
State And Municipal Bonds [Member] | Fixed Maturity AFS Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading securities	21	27
Foreign Government Bonds [Member] | Fixed Maturity AFS Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading securities	49	73
RMBS [Member] | Fixed Maturity AFS Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading securities	99	95
CMBS [Member] | Fixed Maturity AFS Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading securities	137	137
ABS [Member] | Fixed Maturity AFS Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading securities	919	1,338
Hybrid And Redeemable Preferred Securities [Member] | Fixed Maturity AFS Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading securities	$ 25	$ 24